General information and significant accounting policies	6 Months Ended
Jun. 30, 2021
General information and significant accounting policies
General information and significant accounting policies

1.          General information and significant accounting policies

1.1.       Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”), together with its subsidiaries (collectively, the “Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers and the Company operates its business in one operating segment, the transportation of refined petroleum products and chemicals. As at June 30, 2021, the Company had 25 owned vessels in operation. The average age of the Company’s owned fleet as at June 30, 2021 was 7.8 years. The Company has also chartered in one vessel since the third quarter of 2020 on a short-term lease that is scheduled to expire in September 2021 and another vessel in the second quarter of 2021 on a short-term lease that is scheduled to expire in the first quarter of 2022.

In response to the COVID-19 pandemic, many countries, ports and organizations, including those where ASC conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have caused severe trade disruptions. In addition, the pandemic has resulted and may continue to result in a significant decline in global demand for refined oil products. As the Company’s business is the transportation of refined oil products on behalf of oil majors, oil traders and other customers, any significant decrease in demand for the cargo the Company transports could adversely affect demand for its vessels and services. The extent to which the pandemic may impact the Company’s results of operations and financial condition, including possible impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including, among others, new information which may emerge concerning the virus and its variants and the level of the effectiveness and delivery of vaccines and other actions to contain or treat its impact. Accordingly, an estimate of the impact on the Company cannot be made at this time.

1.2.       Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010.

As at June 30, 2021, ASC had 76 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, one 50%-owned joint venture, Anglo Ardmore Ship Management Limited ("AASML"), which provides technical management services to a majority of the ASC fleet, one 33.33%-owned joint venture, e1 Marine LLC, to market and sell Element 1 Corp.’s methanol-to-hydrogen technology to the marine sector, and a 10% equity stake, on a fully diluted basis, in Element 1 Corp. During the three months ended June 30, 2021, the Company paid an aggregate of $5.0 million in cash and $5.3 million through the issuance of ASC common shares for our equity stake in Element 1 Corp. and our equity interest in e1 Marine which is included in investments and other assets, net in the condensed consolidated balance sheet as of June 30, 2021.

Ardmore Shipping (Bermuda) Limited, a wholly owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.

1.3.       Basis of preparation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that apply to interim condensed financial statements.

Accordingly, they do not include all of the information and footnotes normally included in consolidated financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2020 Annual Report on Form 20-F, filed with the SEC on March 5, 2021. The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented.

The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation.

1.4.    Significant accounting policies

There have been no changes in the Company’s significant accounting policies for the three and six months ended June 30, 2021 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2020. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2020.